SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Health and Wellness Fund
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
Peter Barsa, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2014.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Manager is primarily responsible for the day-to-day management of the fund.
Peter Barsa, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2014.
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Joined DWS in 1999.
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Portfolio Manager for DWS Global Small Cap, US Small Cap Growth and US Small Mid Cap Growth: New York.
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Previously served as equity research analyst covering consumer discretionary and consumer staples and as global small cap equity research generalist.
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BS in Finance, Villanova University.
Please Retain This Supplement for Future Reference
April 25, 2023
PROSTKR23-35